Other operating income	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other operating income
31	Other operating incom e

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Income from leases	80	63	176
Income from sale of emission reduction certificates	—	15	—

Total	80	78	176